Schedule of Investments (unaudited)	iShares® MSCI Malaysia ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 33.2%
AMMB Holdings Bhd	4,383,937	$3,022,132
CIMB Group Holdings Bhd	15,512,312	16,061,444
Hong Leong Bank Bhd	1,564,040	6,958,558
Hong Leong Financial Group Bhd	552,000	2,342,279
Malayan Banking Bhd(a)	9,607,881	19,004,242
Public Bank Bhd	35,012,600	35,658,946
RHB Bank Bhd	4,339,902	5,564,873
		88,612,474
Beverages — 0.7%
Fraser & Neave Holdings Bhd	308,700	1,986,520

Chemicals — 4.2%
Petronas Chemicals Group Bhd	5,772,100	11,230,757

Diversified Telecommunication Services — 1.5%
Telekom Malaysia Bhd	2,722,800	4,049,998

Electric Utilities — 4.9%
Tenaga Nasional Bhd	5,488,012	13,206,922

Energy Equipment & Services — 2.5%
Dialog Group Bhd	9,504,354	6,643,262

Food Products — 12.2%
IOI Corp. Bhd	6,046,430	5,982,799
Kuala Lumpur Kepong Bhd	1,040,000	5,585,581
Nestle Malaysia Bhd	169,200	5,585,904
PPB Group Bhd	1,539,619	6,898,208
QL Resources Bhd	2,633,850	3,823,176
Sime Darby Plantation Bhd	4,139,455	4,554,961
		32,430,629
Gas Utilities — 2.8%
Petronas Gas Bhd	1,903,600	7,459,665

Health Care Equipment & Supplies — 11.8%
Hartalega Holdings Bhd(a)	4,121,800	8,964,806
Kossan Rubber Industries	3,075,900	3,006,899
Supermax Corp. Bhd(a)	3,598,753	3,586,519
Top Glove Corp. Bhd(a)	12,823,800	16,049,835
		31,608,059
Health Care Providers & Services — 2.0%
IHH Healthcare Bhd	4,221,900	5,410,304

Hotels, Restaurants & Leisure — 4.1%
Genting Bhd	5,128,200	6,052,579
Genting Malaysia Bhd	7,140,600	4,819,710
		10,872,289
Security	Shares	Value

Industrial Conglomerates — 2.5%
HAP Seng Consolidated Bhd	1,496,600	$2,938,068
Sime Darby Bhd	6,544,155	3,625,527
		6,563,595
Marine — 2.0%
MISC Bhd	3,220,720	5,349,020

Metals & Mining — 3.7%
Press Metal Aluminium Holdings Bhd	7,769,400	9,770,210

Oil, Gas & Consumable Fuels — 1.2%
Petronas Dagangan Bhd	716,800	3,276,838

Transportation Infrastructure — 2.3%
Malaysia Airports Holdings Bhd	2,593,800	3,507,265
Westports Holdings Bhd	2,460,400	2,565,459
		6,072,724
Wireless Telecommunication Services — 7.5%
Axiata Group Bhd	6,615,900	5,916,025
DiGi.Com Bhd	7,479,700	7,702,701
Maxis Bhd	5,644,400	6,346,907
		19,965,633
Total Common Stocks — 99.1%
(Cost: $149,794,892)		264,508,899

Short-Term Investments

Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(b)(c)(d)	24,170,657	24,185,160
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	250,000	250,000
		24,435,160
Total Short-Term Investments — 9.2%
(Cost: $24,432,407)		24,435,160

Total Investments in Securities — 108.3%
(Cost: $174,227,299)		288,944,059

Other Assets, Less Liabilities — (8.3)%.		(22,149,061)

Net Assets—100.0%		$266,794,998

(a)	All or a portion of this security is on loan.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,675,467	$13,512,233	(a)	$—	$(3,322)	$782	$24,185,160	24,170,657	$1,120,447	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	110,000	(a)	—	—	—	250,000	250,000	61		—
					$(3,322)	$782	$24,435,160		$1,120,508		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	31	06/18/21	$2,109	$36,277

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$28,480,750	$236,028,149	$—	$264,508,899
Money Market Funds	24,435,160	—	—	24,435,160
	$52,915,910	$236,028,149	$—	$288,944,059
Derivative financial instruments(a)
Assets
Futures Contracts	$36,277	$—	$—	$36,277

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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